Summary of significant accounting policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid land use rights
Land use rights, lease term	50 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Uncertain tax positions	$ 0	$ 0	$ 0
Revenue recognition
Contract loss related to engineering, procurement and construction services	$ 0	$ 0	$ 0
Cost of revenue
Countervailing duty required to be paid (as a percent)	15.24%
Antidumping duty required to be paid (as a percent)	13.94%
Share based compensation
Forfeiture rate of stock options granted (as a percent)	9.82%	9.79%	7.70%
Minimum
Prepaid land use rights
Land use rights, lease term	40 years
Maximum
Prepaid land use rights
Land use rights, lease term	50 years
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells	1
Useful life	8 years
Customer relationship
Intangible assets, net
Useful life	5 years
Purchased software and others | Minimum
Intangible assets, net
Useful life	3 years
Purchased software and others | Maximum
Intangible assets, net
Useful life	10 years